Emissions schemes and related environmental programmes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	$ 3,626	$ 4,005	$ 3,395
At January 1	9,662
At December 31	10,253	9,662
Current	(9,887)	(10,059)
Non-current	(2,835)	(3,148)
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
At January 1	2,201	2,747
Additions	3,837	2,338
Settlements	(3,647)	(2,796)
Other movements	0	(88)
At December 31	2,391	2,201	2,747
Current	(3,853)	(4,232)	(3,805)
Non-current	(193)	(478)	(211)
Total obligations	(4,046)	(4,710)	(4,016)
Additions	(4,434)	(4,790)
Additions covered by government grants	762	776
Settlements	4,357	3,247
Other movements	(21)	73
Total increase (decrease)	664	(694)
ETS and related schemes
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	493	493	331
At January 1	440	284
Additions	396	385
Settlements	(413)	(256)
Other movements	18	27
At December 31	441	440	284
Current	(498)	(458)	(270)
Non-current	0	0	0
Total obligations	(498)	(458)	(270)
Additions	(1,244)	(1,237)
Additions covered by government grants	762	776
Settlements	479	292
Other movements	(37)	(19)
Total increase (decrease)	(40)	(188)
Biofuels
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	2,581	2,918	2,609
At January 1	1,601	2,362
Additions	2,955	1,485
Settlements	(2,783)	(2,142)
Other movements	32	(104)
At December 31	1,805	1,601	2,362
Current	(3,012)	(3,424)	(3,262)
Non-current	(105)	(422)	(182)
Total obligations	(3,117)	(3,846)	(3,444)
Additions	(2,593)	(2,916)
Settlements	3,386	2,456
Other movements	(64)	58
Total increase (decrease)	729	(402)
Renewable power
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	552	594	455
At January 1	160	101
Additions	486	468
Settlements	(451)	(398)
Other movements	(50)	(11)
At December 31	145	160	101
Current	(343)	(350)	(273)
Non-current	(88)	(56)	(29)
Total obligations	(431)	(406)	$ (302)
Additions	(597)	(637)
Settlements	492	499
Other movements	80	34
Total increase (decrease)	$ (25)	$ (104)